Goodwill (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Goodwill [Abstract]
Impairment charges on goodwill	$ 40,277,000	$ 23,991,000
Goodwill	$ 0	$ 40,277,000